Restructuring and Impairment Charges - Summary of Restructuring and Impairment Charges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Restructuring and Impairment Charges [ Line Items]
Impairments	$ 49,437
Restructurings	3,419
Excess Inventories	46,887
Total	99,743
Cost of Sales
Restructuring and Impairment Charges [ Line Items]
Impairments	49,437
Restructurings	787
Excess Inventories	46,887
Total	97,111
Research and Development Expenses
Restructuring and Impairment Charges [ Line Items]
Restructurings	1,599
Total	1,599
Selling, Marketing and Administrative Expenses
Restructuring and Impairment Charges [ Line Items]
Restructurings	1,033
Total	$ 1,033